PRIVATE PLACEMENT (Details Narrative) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended
	Jul. 31, 2022	Nov. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Mar. 24, 2025	Aug. 05, 2022
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price						$ 30,776		$ 57,183
Payment for general and administrative services		$ 5,984				$ 393,568		$ 825,266
DT Cloud Acquisition Corporation [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, price per share									$ 10.61
Sale of units in initial public offering, net of offering costs, shares	1,725,000
Sponsor owned, percentage	20.00%
Aggregate purchase price	$ 25,000
Amount due to related party			$ 333,528		$ 129,759		$ 490,000
Unpaid services fee			130,000		100,000		0
Incurred fees			30,000	$ 10,000	100,000		0
DT Cloud Acquisition Corporation [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Related party debt			300,000		300,000
DT Cloud Acquisition Corporation [Member] | Promissory Note [Member]
Subsidiary, Sale of Stock [Line Items]
Principal amount										$ 300,000
Conversion price of note										$ 10.00
Amount due to related party					0		$ 217,614
Sponsor [Member] | DT Cloud Acquisition Corporation [Member]
Subsidiary, Sale of Stock [Line Items]
Payment for general and administrative services			$ 10,000		$ 10,000
Private Placement [Member] | Sponsor [Member] | DT Cloud Acquisition Corporation [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction			234,500		234,500
Sale of stock, price per share			$ 10.00		$ 10.00
Units description			Each Private Placement Unit consists of one Private Placement Share and one right (“Private Placement Right”). Each Private Placement Right will entitle the holder to receive one-seventh (1/7) ordinary share upon consummation of the initial business combination.		Each Private Placement Unit consists of one Private Placement Share and one right (“Private Placement Right”). Each Private Placement Right will entitle the holder to receive one-seventh (1/7) ordinary share upon consummation of the initial business combination